Project evaluation expenses	12 Months Ended
Dec. 31, 2025
Project evaluation expenses
Project evaluation expenses

13.  Project evaluation expenses

The Company’s project evaluation expenses for the years ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
	$	$
Business development costs	145	46
Royalty enforcement costs	725	117

	870	163

Business development costs relate to due diligence expenditures incurred in the evaluation of royalty interests acquisition opportunities that management elected not to pursue to completion.

Royalty enforcement costs relate to litigation matters that were settled or ongoing during the period, as disclosed in Note 16.